UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN LIMITED PARTNERSHIP III, L.P.
Address: 156 W. 56TH STREET
         SUITE 1203
         NEW YORK, NY  10019

13F File Number:  28-11984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JUSTIN A. ORLANDO
Title:     MANAGING DIRECTOR
Phone:     212-488-1590

Signature, Place, and Date of Signing:

     JUSTIN A. ORLANDO     NEW YORK, NY     November 13, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     5

Form13F Information Table Value Total:     $10,068 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11255                      Dolphin Holdings Corp.
     28-11256                      Donald T. Netter
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
HERLEY INDUSTRIES INC          COM              427398102     3767   304300          DEFINED 2                3767
INFOUSA INC                    COM              456818301      976   117566          DEFINED 2                 976
IPASS INC                      COM              46261V108     1859   397200          DEFINED 2                1859
MULTIMEDIA GAMES INC           COM              625453105     2502   275600          DEFINED 2                2502
NORTHWESTERN CORPORATION       COM NEW          668074305      964    27545          DEFINED 2                 964